General information, details 2 (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	25.00%	23.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	31.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%		16.00%
Major Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		17.00%	38.00%
Major Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	14.00%	10.00%